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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Chatterjee Fund Management, L.P. (a)
Address:           888 Seventh Avenue
                   New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Vijay Chaudhry
Title:             Chief Financial Officer
Phone:             212-333-9888

Signature, Place, and Date of Signing:


/S/ VIJAY CHAUDHRY                New York, New York                May 15, 2002
---------------------------       ------------------                ------------
[Signature]                       [City, State]                     [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                                    ----
Form 13F Information Table Entry Total:                              22
                                                                    -----
Form 13F Information Table Value Total:                             $87,656
                                                                    --------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE


                                                     CHATTERJEE FUND MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                           Title of                Value    Shares/    SH/ Put/   Investment      Other        Voting Authority
Name of Issuer             Class       CUSIP      (x $1000) PRN Amt    PRN Call   Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Sole Shared None             Sole    Shared    None
                                                                                     Instr
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC            COM         036916104     $107      16,360  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS      COM         04523Q102     $452     115,700  SH       X                            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                COM         208464107     $274      75,581  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY       CL A        192446102     $295       7,000  SH       X                            X
SOLUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION            COM         12487Q109  $16,515   1,693,800  SH       X                            X
SVCS GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL       COM         200693109      $97      62,400  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL        COM         204912109   $1,782      81,400  SH       X                            X
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC          COM         22674V100   $6,280   2,907,596  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC          NOTE 5.750% 22674VAB6   $5,888   9,200,000  PRN      X                            X
                           4/0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC              COM         397888108   $1,525     385,200  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE                COM         451713101   $1,255     107,065  SH       X                            X
SOLUTIONS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC NEW            COM         456818301   $1,073     140,600  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC             COM         46114T102     $845     169,090  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS  COM         741929103      $62     121,830  SH       X                            X
GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                   COM         749361101      $30      21,055  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC       COM         757209101     $153      45,000  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC              COM         816288104   $4,806   1,245,140  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SORRENTO NETWORKS          COM         83586Q100      $44      17,000  SH       X                            X
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                 COM         871130100  $42,894   2,455,290  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     CHATTERJEE FUND MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                           Title of                Value    Shares/    SH/ Put/   Investment      Other        Voting Authority
Name of Issuer             Class       CUSIP      (x $1000) PRN Amt    PRN Call   Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Sole Shared None             Sole    Shared    None
                                                                                     Instr

------------------------------------------------------------------------------------------------------------------------------------

TRIPOS INC                 COM         896928108   $1,929      73,666  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLOGY INC      COM         92849Q104     $790     200,000  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC             COM         94768C108     $560      32,500  SH       X                            X
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 22 DATA RECORDS                          $87,656           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

